LVIP SSGA International Index Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.43%
Australia–6.88%
AGL Energy	133,239	$ 2,059,580
Alumina	468,716	807,179
Amcor	233,502	2,554,831
AMP	594,619	888,047
APA Group	244,107	1,732,819
Aristocrat Leisure	111,320	1,941,497
ASX	41,055	2,039,412
Aurizon Holdings	422,885	1,367,179
AusNet Services	283,709	357,768
Australia & New Zealand Banking Group	552,887	10,225,265
Bank of Queensland	74,172	479,559
Bendigo & Adelaide Bank	83,245	572,916
BGP Holdings	160,069	0
BHP Group	567,137	15,501,733
BlueScope Steel	101,334	1,005,789
Boral	245,260	800,505
Brambles	322,951	2,699,837
Caltex Australia	54,438	1,012,776
Challenger	96,172	566,810
CIMIC Group	17,957	616,809
Coca-Cola Amatil	104,489	642,193
Cochlear	11,911	1,468,654
†Coles Group	215,400	1,812,395
Commonwealth Bank of Australia	341,269	17,129,683
Computershare	101,158	1,229,700
Crown Resorts	59,112	483,433
CSL	87,446	12,133,338
Dexus	210,369	1,903,949
Domino's Pizza Enterprises	10,560	325,626
Flight Centre Travel Group	8,399	250,906
Fortescue Metals Group	306,866	1,553,092
Goodman Group	310,169	2,941,557
GPT Group	356,018	1,570,410
Harvey Norman Holdings	93,657	267,434
Incitec Pivot	288,379	639,470
Insurance Australia Group	468,917	2,559,621
James Hardie Industries CDI	92,149	1,188,919
LendLease Group	114,498	1,007,491
Macquarie Group	61,655	5,678,178
Medibank	570,717	1,120,241
Mirvac Group	771,487	1,507,027
National Australia Bank	523,585	9,407,863
Newcrest Mining	154,953	2,806,202
Oil Search	284,085	1,580,575
Orica	62,872	787,483
Origin Energy	357,350	1,829,274
QBE Insurance Group	278,741	2,438,683
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Ramsay Health Care	27,817	$ 1,272,033
REA Group	8,246	437,912
Rio Tinto (Australian Securities Exchange)	70,566	4,914,333
Santos	337,855	1,635,814
Scentre Group	1,068,848	3,120,066
SEEK	55,169	688,241
Sonic Healthcare	85,573	1,493,461
South32	593,412	1,575,976
South32 (London Stock Exchange)	368,248	963,305
Stockland	423,937	1,159,583
Suncorp Group	261,527	2,561,502
Sydney Airport	230,362	1,216,043
Tabcorp Holdings	336,006	1,102,624
Telstra	844,107	1,990,455
TPG Telecom	57,587	284,359
Transurban Group	521,952	4,895,438
Treasury Wine Estates	151,945	1,612,926
Vicinity Centres	698,274	1,289,268
Washington H Soul Pattinson & Co.	20,481	383,277
Wesfarmers	214,651	5,285,765
Westpac Banking	663,312	12,227,110
Woodside Petroleum	178,634	4,385,467
Woolworths Group	255,853	5,525,369
WorleyParsons	61,044	612,677
		184,126,712
Austria–0.24%
ANDRITZ	12,257	525,698
Erste Group Bank	60,858	2,236,753
OMV	30,315	1,646,146
Raiffeisen Bank International	31,533	708,303
Verbund	12,946	621,756
voestalpine	24,055	731,231
		6,469,887
Belgium–1.00%
Ageas	36,403	1,755,956
Anheuser-Busch InBev	147,049	12,343,904
Colruyt	11,289	834,162
Groupe Bruxelles Lambert	16,610	1,614,829
KBC Group	50,968	3,563,214
Proximus	25,610	740,148
Solvay Class A	15,075	1,632,105
Telenet Group Holding	8,879	426,990
UCB	24,735	2,124,794
Umicore	39,390	1,753,150
		26,789,252
LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
□China–0.05%
†BeiGene ADR	6,200	$ 818,400
Yangzijiang Shipbuilding Holdings	470,300	522,249
		1,340,649
Denmark–1.80%
AP Moller - Maersk Class A	642	776,921
AP Moller - Maersk Class B	1,324	1,678,630
Carlsberg Class B	21,677	2,710,669
Chr Hansen Holding	20,317	2,062,257
Coloplast Class B	24,670	2,708,041
Danske Bank	139,688	2,455,392
DSV	38,657	3,198,955
†Genmab	11,704	2,030,850
H Lundbeck	12,200	529,054
ISS	29,033	884,249
Novo Nordisk Class B	351,858	18,389,978
Novozymes Class B	45,834	2,107,940
Orsted	39,106	2,963,769
Pandora	21,759	1,018,737
Tryg	28,840	791,715
Vestas Wind Systems	39,180	3,302,332
†William Demant Holding	19,495	576,987
		48,186,476
Finland–1.15%
Elisa	25,308	1,141,816
Fortum	91,425	1,872,552
Kone Class B	67,681	3,418,444
Metso	17,066	588,386
Neste	24,463	2,607,773
Nokia	157,345	898,615
Nokia (London Stock Exchange)	933,815	5,319,591
Nordea Bank	574,630	4,375,725
Orion Class B	16,843	632,897
Sampo Class A	90,161	4,086,350
Stora Enso Class R	114,087	1,396,797
UPM-Kymmene	99,408	2,903,399
Wartsila	90,576	1,464,858
		30,707,203
France–11.00%
Accor	40,100	1,624,420
Aeroports de Paris	4,998	967,004
Air Liquide	83,052	10,569,314
Airbus	112,595	14,922,913
Alstom	33,570	1,455,659
Amundi	11,757	740,416
Arkema	12,675	1,209,172
Atos	19,401	1,872,937
AXA	377,174	9,486,263
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
BioMerieux	8,057	$ 666,389
BNP Paribas	216,882	10,321,021
Bollore	151,389	684,561
Bouygues	38,680	1,382,758
Bureau Veritas	55,271	1,296,701
Capgemini	32,728	3,971,276
Carrefour	116,761	2,180,762
Casino Guichard Perrachon	8,803	381,660
Cie de Saint-Gobain	98,134	3,558,238
Cie Generale des Etablissements Michelin	33,683	3,979,446
CNP Assurances	27,678	609,414
Covivio	8,989	953,891
Creditricole	227,599	2,748,014
Danone	118,552	9,128,615
Dassault Aviation	389	573,815
Dassault Systemes	24,487	3,649,753
Edenred	50,590	2,303,896
Eiffage	15,005	1,442,398
Electricite de France	126,647	1,733,717
Engie	345,846	5,157,547
EssilorLuxottica	56,791	6,203,841
Eurazeo	6,879	517,257
Eurofins Scientific	2,286	947,002
Eutelsat Communications	29,393	514,729
Faurecia	14,765	621,538
Gecina	7,830	1,158,279
Getlink	92,215	1,398,371
Hermes International	5,944	3,924,657
ICADE	6,915	584,871
Iliad	5,491	551,736
Imerys	5,370	267,698
Ingenico Group	10,280	734,319
Ipsen	6,656	912,744
JCDecaux	12,510	380,578
Kering	14,735	8,452,028
Klepierre	43,066	1,506,837
Legrand	54,709	3,662,767
L'Oreal	48,679	13,108,833
LVMH Moet Hennessy Louis Vuitton	53,822	19,824,449
Natixis	195,108	1,045,055
Orange	400,212	6,524,676
Pernod Ricard	40,672	7,303,090
Peugeot	109,674	2,676,224
Publicis Groupe	43,935	2,352,365
Remy Cointreau	4,018	535,905
Renault	35,645	2,356,766
Rexel	50,882	574,218
Safran	64,883	8,892,912
Sanofi	218,318	19,304,579

LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Sartorius Stedim Biotech	5,257	$ 666,111
Schneider Electric	105,649	8,292,238
SCOR	34,819	1,483,016
SEB	3,788	637,758
SES FDR	71,465	1,111,500
Societe BIC	4,842	431,654
Societe Generale	146,057	4,220,095
Sodexo	17,600	1,938,101
STMicroelectronics	130,698	1,938,554
Suez	76,454	1,012,853
Teleperformance	11,237	2,020,039
Thales	21,488	2,574,479
TOTAL	466,649	25,968,645
†Ubisoft Entertainment	14,975	1,335,362
Unibail-Rodamco-Westfield	168,182	4,589,749
Valeo	47,989	1,393,251
Veolia Environnement	105,986	2,371,318
Vinci	97,691	9,505,512
Vivendi	199,142	5,771,146
Wendel	4,961	625,179
		294,296,854
Germany–7.97%
1&1 Drillisch	10,313	367,521
adidas	35,579	8,653,573
Allianz	82,235	18,325,862
Aroundtown SA	146,994	1,212,486
Axel Springer	10,855	561,130
BASF	177,512	13,090,947
Bayer	180,354	11,613,338
Bayerische Motoren Werke	62,734	4,843,945
Beiersdorf	20,508	2,135,000
Brenntag	28,832	1,482,346
†Commerzbank	198,650	1,540,052
Continental	20,808	3,139,073
Covestro	36,817	2,031,240
Daimler	175,255	10,284,533
†Delivery Hero	17,603	635,827
Deutsche Bank	375,764	3,063,232
Deutsche Boerse	36,024	4,618,985
Deutsche Lufthansa	40,182	883,241
Deutsche Post	195,122	6,349,847
Deutsche Telekom	642,348	10,671,449
Deutsche Wohnen	72,840	3,534,581
E.ON	415,338	4,621,981
Evonik Industries	33,374	910,748
Fraport Frankfurt Airport Services Worldwide	6,547	502,252
Fresenius & Co.	78,608	4,393,552
Fresenius Medical Care & Co.	44,317	3,581,696
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
GEA Group	34,126	$ 894,401
Hannover Rueck	11,252	1,616,808
HeidelbergCement	30,004	2,162,741
Henkel & Co.	21,030	2,001,064
HOCHTIEF	3,454	500,457
HUGO BOSS	11,260	769,898
Infineon Technologies	214,921	4,266,701
†Innogy	31,823	1,390,975
KION Group	12,379	647,770
LANXESS	17,079	913,061
Merck	26,037	2,972,669
METRO	31,210	518,355
MTU Aero Engines	10,113	2,292,223
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	28,981	6,868,335
OSRAM Licht	19,342	666,316
ProSiebenSat.1 Media	48,161	685,663
Puma	1,878	1,089,137
†QIAGEN	45,531	1,848,201
RTL Group	6,515	356,123
RWE	104,953	2,818,221
SAP	190,544	22,027,748
Siemens	148,076	15,924,461
Siemens Healthineers	28,643	1,195,855
Symrise	25,259	2,277,048
Telefonica Deutschland Holding	131,416	412,617
thyssenkrupp	92,824	1,276,876
Uniper	39,144	1,180,734
United Internet	25,439	930,201
Volkswagen	5,465	890,945
Vonovia	99,437	5,160,340
Wirecard	22,829	2,867,842
†Zalando	23,491	915,698
		213,387,921
■Hong Kong–3.95%
AIA Group	2,343,400	23,433,459
ASM Pacific Technology	57,800	645,854
Bank of East Asia	228,953	744,277
BOC Hong Kong Holdings	741,500	3,077,169
CK Asset Holdings	503,424	4,483,388
CK Hutchison Holdings	511,660	5,380,285
CK Infrastructure Holdings	112,000	919,286
CLP Holdings	329,500	3,821,734
Galaxy Entertainment Group	473,000	3,223,502
Hang Lung Group	148,000	475,771
Hang Lung Properties	388,000	947,666
Hang Seng Bank	156,000	3,852,090

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Henderson Land Development	271,954	$ 1,730,811
HK Electric Investments	446,308	455,976
HKT Trust	706,592	1,135,955
Hong Kong & China Gas	1,857,258	4,454,154
Hong Kong Exchanges & Clearing	230,099	8,039,320
Hysan Development	105,850	567,376
Jardine Matheson Holdings	43,800	2,734,416
Jardine Strategic Holdings	41,500	1,556,658
Kerry Properties	101,531	453,927
Link REIT	403,715	4,726,559
Melco Resorts & Entertainment ADR	51,846	1,171,201
MGM China Holdings	135,995	285,188
Minth Group	144,000	454,054
MTR	292,296	1,811,028
New World Development	1,298,476	2,155,097
NWS Holdings	271,490	594,388
PCCW	636,596	395,782
Power Assets Holdings	281,500	1,953,030
Sands China	465,868	2,344,689
Shangri-La Asia	254,166	361,339
Sino Land	720,641	1,395,356
SJM Holdings	287,591	328,763
Sun Hung Kai Properties	305,005	5,243,253
Swire Pacific Class A	91,500	1,178,601
Swire Properties	196,961	847,697
Techtronic Industries	285,500	1,922,741
WH Group	1,658,793	1,774,289
Wharf Holdings	247,000	746,698
Wharf Real Estate Investment	247,000	1,840,818
Wheelock & Co.	137,000	1,005,454
Wynn Macau	271,153	640,368
Yue Yuen Industrial Holdings	118,500	407,967
		105,717,434
Ireland–0.58%
†AerCap Holdings	21,488	1,000,052
AIB Group	158,367	712,656
Bank of Ireland Group	189,676	1,131,988
CRH	155,607	4,823,130
Kerry Group Class A	32,455	3,622,437
Kingspan Group	29,116	1,349,144
Paddy Power Betfair	15,571	1,200,841
†Ryanair Holdings ADR	5,317	398,456
Smurfit Kappa Group	43,122	1,205,211
		15,443,915
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel–0.54%
Azrieli Group	6,290	$ 372,580
Bank Hapoalim	229,031	1,522,068
Bank Leumi Le-Israel	299,849	1,964,471
Bezeq The Israeli Telecommunication	354,913	255,274
†Check Point Software Technologies	24,264	3,069,154
Elbit Systems	3,945	511,024
Israel Chemicals	134,336	701,900
Mizrahi Tefahot Bank	34,537	711,820
†Nice	13,185	1,610,351
†Teva Pharmaceutical Industries	139,930	2,191,750
†Teva Pharmaceutical Industries ADR	42,069	659,642
†Wix.com	8,300	1,002,889
		14,572,923
Italy–2.15%
Assicurazioni Generali	231,198	4,286,534
Atlantia	91,532	2,373,782
CNH Industrial	207,500	2,114,150
Davide Campari-Milano	112,954	1,109,731
Enel	1,581,766	10,135,647
Eni	488,643	8,633,598
Ferrari	22,804	3,063,677
Intesa Sanpaolo	2,849,972	6,955,402
Leonardo	84,063	979,063
Mediobanca Banca di Credito Finanziario	119,894	1,248,346
Moncler	34,241	1,381,954
†Pirelli & C	76,552	493,577
Poste Italiane	93,206	907,924
Prysmian	48,544	920,032
Recordati	18,504	721,022
Snam	462,974	2,381,599
†Telecom Italia	2,324,443	1,447,768
Telecom Italia RSP	1,014,860	576,358
Tenaris	88,192	1,242,364
Terna Rete Elettrica Nazionale	253,807	1,610,866
UniCredit	382,319	4,911,079
		57,494,473
Japan–23.71%
ABC-Mart	4,800	285,773
Acom	67,200	240,262
Aeon	119,700	2,507,157
AEON Financial Service	19,500	397,665
Aeon Mall	16,390	269,754
AGC	39,200	1,376,917
Air Water	24,000	348,587
Aisin Seiki	34,700	1,242,227
Ajinomoto	87,600	1,402,212

LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Alfresa Holdings	41,800	$ 1,191,164
Alps Electric	42,000	878,136
Amada Holdings	57,300	568,545
ANA Holdings	19,900	730,086
Aozora Bank	25,200	622,737
Asahi Group Holdings	71,200	3,178,258
Asahi Intecc	18,500	871,251
Asahi Kasei	254,000	2,630,485
Asics	29,200	392,930
Astellas Pharma	358,900	5,392,750
Bandai Namco Holdings	35,400	1,662,063
Bank of Kyoto	10,200	427,078
Benesse Holdings	10,300	268,039
Bridgestone	121,000	4,662,548
Brother Industries	39,700	737,333
Calbee	12,400	334,900
Canon	191,400	5,557,308
Casio Computer	39,300	514,282
Central Japan Railway	27,500	6,392,277
Chiba Bank	128,000	696,048
Chubu Electric Power	125,300	1,958,832
Chugai Pharmaceutical	45,900	3,161,545
Chugoku Electric Power	46,900	585,434
Coca-Cola Bottlers Japan Holdings Class C	21,900	557,060
Concordia Financial Group	241,900	935,270
Credit Saison	24,400	322,836
CyberAgent	19,400	793,856
Dai Nippon Printing	47,000	1,125,784
Daicel	47,100	512,962
Daifuku	19,200	1,004,338
Dai-ichi Life Holdings	219,800	3,059,906
Daiichi Sankyo	115,000	5,310,431
Daikin Industries	47,200	5,548,106
Daito Trust Construction	14,000	1,953,251
Daiwa House Industry	115,600	3,681,583
Daiwa House REIT Investment	330	732,069
Daiwa Securities Group	322,000	1,569,529
DeNA	17,700	266,813
Denso	83,600	3,266,187
Dentsu	41,900	1,773,305
Disco	5,100	730,378
Don Quijote Holdings	21,600	1,431,091
East Japan Railway	59,000	5,697,392
Eisai	48,200	2,712,060
Electric Power Development	24,700	602,319
FamilyMart UNY Holdings	48,000	1,223,562
FANUC	37,700	6,447,215
Fast Retailing	11,200	5,274,762
Fuji Electric	25,400	723,161
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
FUJIFILM Holdings	73,600	$ 3,352,336
Fujitsu	39,700	2,871,088
Fukuoka Financial Group	27,200	603,992
Hakuhodo DY Holdings	45,700	735,871
Hamamatsu Photonics	25,800	1,000,862
Hankyu Hanshin Holdings	48,800	1,831,837
Hikari Tsushin	5,000	949,036
Hino Motors	47,200	398,470
Hirose Electric	7,287	767,305
Hisamitsu Pharmaceutical	13,200	608,882
Hitachi	183,400	5,958,780
Hitachi Chemical	17,500	389,446
Hitachi Construction Machinery	17,400	463,863
Hitachi High-Technologies	14,900	612,231
Hitachi Metals	34,000	396,109
Honda Motor	313,400	8,512,181
Hoshizaki	10,400	645,595
Hoya	72,000	4,769,080
Hulic	50,200	493,260
Idemitsu Kosan	29,700	993,408
IHI	26,000	626,351
Iida Group Holdings	25,000	453,631
Inpex	213,200	2,028,154
Isetan Mitsukoshi Holdings	56,500	571,595
Isuzu Motors	101,400	1,335,932
ITOCHU	265,700	4,815,486
J Front Retailing	43,000	512,374
Japan Airlines	20,200	711,839
Japan Airport Terminal	7,300	309,301
Japan Exchange Group	107,200	1,913,407
Japan Post Bank	68,200	745,166
Japan Post Holdings	308,400	3,609,471
Japan Prime Realty Investment	140	576,309
Japan Real Estate Investment	282	1,662,299
Japan Retail Fund Investment	523	1,050,908
Japan Tobacco	208,300	5,159,135
JFE Holdings	94,100	1,601,658
JGC	34,900	465,342
JSR	31,300	486,970
JTEKT	37,600	464,288
JXTG Holdings	620,960	2,834,645
Kajima	92,500	1,368,327
Kakaku.com	22,800	439,246
Kamigumi	20,500	475,463
Kaneka	8,600	322,867

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kansai Electric Power	144,000	$ 2,123,583
Kansai Paint	36,800	703,430
Kao	93,600	7,387,535
Kawasaki Heavy Industries	29,500	729,627
KDDI	340,300	7,329,138
Keihan Holdings	17,200	724,108
Keikyu	39,500	671,101
Keio	19,400	1,254,924
Keisei Electric Railway	23,000	836,429
Keyence	19,188	11,996,242
Kikkoman	30,900	1,519,388
Kintetsu Group Holdings	37,700	1,758,550
Kirin Holdings	160,700	3,844,530
Kobayashi Pharmaceutical	9,400	795,315
Kobe Steel	52,100	391,967
Koito Manufacturing	17,700	1,006,299
Komatsu	175,000	4,081,621
Konami Holdings	15,200	661,347
Konica Minolta	76,200	751,343
Kose	5,400	995,280
Kubota	188,900	2,745,711
Kuraray	74,000	943,966
Kurita Water Industries	16,000	409,680
Kyocera	64,200	3,780,279
Kyowa Hakko Kirin	43,700	953,684
Kyushu Electric Power	71,900	849,266
Kyushu Railway	28,000	921,058
Lawson	9,400	521,466
†LINE	13,700	482,443
Lion	40,000	842,967
LIXIL Group	55,200	737,778
M3	88,400	1,487,743
Makita	44,000	1,537,797
Marubeni	299,300	2,075,167
Marui Group	39,100	790,569
Maruichi Steel Tube	14,100	411,286
Mazda Motor	110,800	1,242,279
McDonald's Holdings	13,100	606,051
Mebuki Financial Group	198,510	508,104
Medipal Holdings	37,600	894,648
MEIJI Holdings	22,268	1,810,195
MINEBEA MITSUMI	80,300	1,212,086
MISUMI Group	57,100	1,425,625
Mitsubishi	259,000	7,210,873
Mitsubishi Chemical Holdings	264,600	1,868,767
Mitsubishi Electric	348,300	4,493,900
Mitsubishi Estate	226,300	4,106,195
Mitsubishi Gas Chemical	30,500	436,869
Mitsubishi Heavy Industries	57,900	2,409,446
Mitsubishi Materials	18,800	497,125
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Motors	121,700	$ 648,437
Mitsubishi Tanabe Pharma	39,700	531,757
Mitsubishi UFJ Financial Group	2,268,000	11,217,056
Mitsubishi UFJ Lease & Finance	106,000	541,100
Mitsui & Co.	317,900	4,946,662
Mitsui Chemicals	38,000	920,367
Mitsui Fudosan	169,600	4,272,483
Mitsui OSK Lines	19,300	416,420
Mizuho Financial Group	4,690,920	7,259,064
MonotaRO	23,800	532,043
MS&AD Insurance Group Holdings	88,554	2,698,113
Murata Manufacturing	106,800	5,344,802
Nabtesco	19,000	556,774
Nagoya Railroad	31,000	859,079
NEC	54,200	1,836,981
†Nexon	83,600	1,314,720
NGK Insulators	54,500	793,997
NGK Spark Plug	30,000	558,764
NH Foods	17,500	630,559
Nidec	42,800	5,449,929
Nikon	57,400	811,558
Nintendo	22,000	6,307,198
Nippon Building Fund	237	1,604,789
Nippon Electric Glass	19,800	526,070
Nippon Express	14,000	780,586
Nippon Paint Holdings	27,400	1,081,589
Nippon Prologis REIT	400	851,620
Nippon Steel & Sumitomo Metal	152,422	2,697,963
Nippon Telegraph & Telephone	127,000	5,414,148
Nippon Yusen	27,200	399,438
Nissan Chemical	27,200	1,249,509
Nissan Motor	471,800	3,874,489
Nisshin Seifun Group	31,765	730,221
Nissin Foods Holdings	9,900	681,180
Nitori Holdings	16,200	2,094,584
Nitto Denko	33,300	1,755,216
Nomura Holdings	669,900	2,420,785
Nomura Real Estate Holdings	21,000	404,100
Nomura Real Estate Master Fund	690	1,016,451
Nomura Research Institute	22,869	1,041,673
NSK	74,300	698,585
NTT Data	131,500	1,453,824
NTT DOCOMO	263,200	5,833,469
Obayashi	127,400	1,284,024
Obic	10,900	1,102,258

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Odakyu Electric Railway	51,500	$ 1,249,727
Oji Holdings	169,000	1,051,661
Olympus	238,000	2,589,255
Omron	39,300	1,846,361
Ono Pharmaceutical	80,100	1,573,999
Oracle Corp. Japan	5,900	396,767
Oriental Land	37,600	4,276,473
ORIX	268,800	3,862,011
Osaka Gas	77,800	1,538,193
Otsuka	17,600	658,457
Otsuka Holdings	79,500	3,130,146
Panasonic	447,500	3,858,386
Park24	17,800	386,972
Persol Holdings	34,500	560,225
Pigeon	22,000	902,633
Pola Orbis Holdings	14,000	447,808
Rakuten	189,900	1,802,121
Recruit Holdings	209,400	6,003,590
†Renesas Electronics	159,500	741,219
Resona Holdings	400,300	1,734,130
Ricoh	138,600	1,451,456
Rinnai	5,400	382,349
Rohm	19,500	1,221,772
Ryohin Keikaku	4,700	1,193,023
Sankyo	7,600	290,152
Santen Pharmaceutical	62,800	938,629
SBI Holdings	49,870	1,115,175
Secom	42,300	3,627,603
Sega Sammy Holdings	31,700	374,561
Seibu Holdings	42,300	741,146
Seiko Epson	58,100	891,251
Sekisui Chemical	62,300	1,003,885
Sekisui House	120,000	1,988,575
Seven & i Holdings	143,200	5,402,964
Seven Bank	91,400	270,197
SG Holdings	18,400	536,777
Sharp	28,100	310,463
Shimadzu	42,500	1,233,554
Shimamura	3,500	296,631
Shimano	15,200	2,474,817
Shimizu	108,300	943,209
Shin-Etsu Chemical	70,300	5,915,662
Shinsei Bank	30,100	428,312
Shionogi & Co.	53,500	3,321,363
Shiseido	71,900	5,205,907
Shizuoka Bank	90,000	685,614
Showa Denko	25,700	908,443
=Showa Shell Sekiyu	36,300	497,532
SMC	11,100	4,184,214
Softbank Corp.	329,200	3,708,831
SoftBank Group	159,700	15,567,017
Sohgo Security Services	11,900	519,056
Sompo Holdings	63,575	2,354,371
Sony	245,100	10,348,410
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sony Financial Holdings	29,300	$ 552,946
Stanley Electric	25,300	681,774
Subaru	122,900	2,806,135
SUMCO	45,600	510,089
Sumitomo	218,500	3,029,347
Sumitomo Chemical	317,400	1,481,719
Sumitomo Dainippon Pharma	36,600	908,378
Sumitomo Electric Industries	153,100	2,036,701
Sumitomo Heavy Industries	23,000	747,494
Sumitomo Metal Mining	40,200	1,191,199
Sumitomo Mitsui Financial Group	255,700	8,954,285
Sumitomo Mitsui Trust Holdings	67,346	2,420,354
Sumitomo Realty & Development	73,000	3,028,794
Sumitomo Rubber Industries	28,800	345,905
Sundrug	12,600	347,740
Suntory Beverage & Food	29,000	1,363,913
Suzuken Aichi	13,050	756,962
Suzuki Motor	70,200	3,111,818
Sysmex	30,300	1,835,469
T&D Holdings	119,000	1,253,163
Taiheiyo Cement	19,800	661,298
Taisei	42,000	1,953,957
Taisho Pharmaceutical Holdings	7,700	735,603
Taiyo Nippon Sanso	21,900	334,386
Takashimaya	35,000	466,400
Takeda Pharmaceutical	286,475	11,731,791
TDK	24,100	1,896,770
Teijin	31,600	522,538
Terumo	116,200	3,556,378
THK	20,300	504,178
Tobu Railway	33,400	965,317
Toho (Tokyo)	24,600	989,578
Toho Gas	12,000	539,667
Tohoku Electric Power Holdings	94,800	1,210,455
Tokio Marine Holdings	127,800	6,191,486
Tokyo Century	8,200	357,384
†Tokyo Electric Power	283,800	1,795,348
Tokyo Electron	30,500	4,424,279
Tokyo Gas	80,000	2,165,577
Tokyu	104,000	1,818,044
Tokyu Fudosan Holdings	142,400	853,342
Toppan Printing	44,500	673,430
Toray Industries	289,900	1,849,962
Toshiba	127,000	4,047,979

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tosoh	52,000	$ 811,367
TOTO	29,400	1,250,087
Toyo Seikan Group Holdings	27,500	564,121
Toyo Suisan Kaisha	13,900	529,864
Toyoda Gosei	10,900	231,419
Toyota Industries	25,500	1,281,347
Toyota Motor	443,500	26,126,929
Toyota Tsusho	41,700	1,362,501
Trend Micro	25,100	1,224,145
Tsuruha Holdings	6,500	529,385
Unicharm	82,600	2,738,370
United Urban Investment	599	945,647
USS	37,900	704,846
Welcia Holdings	9,000	305,768
West Japan Railway	33,400	2,516,547
Yahoo Japan	542,400	1,330,318
Yakult Honsha	21,300	1,493,419
Yamada Denki	105,800	521,792
Yamaguchi Financial Group	32,000	271,321
Yamaha	28,600	1,432,101
Yamaha Motor	57,700	1,134,981
Yamato Holdings	59,100	1,528,965
Yamazaki Baking	28,900	469,808
Yaskawa Electric	52,300	1,651,297
Yokogawa Electric	50,700	1,052,822
Yokohama Rubber	16,000	297,844
ZOZO	40,400	763,797
		634,476,014
Netherlands–4.31%
ABN AMRO Group CVA	76,594	1,726,777
†Adyen	1,457	1,142,801
Aegon	337,715	1,622,200
Akzo Nobel	45,576	4,048,669
ASML Holding	79,269	14,898,590
EXOR	18,655	1,211,526
Heineken	50,409	5,327,931
Heineken Holding	24,141	2,422,269
ING Groep	749,310	9,079,606
Koninklijke Ahold Delhaize	233,492	6,216,438
Koninklijke DSM	34,185	3,729,061
Koninklijke KPN	692,779	2,199,137
Koninklijke Philips	182,694	7,464,430
Koninklijke Vopak	11,600	555,606
NN Group	62,004	2,579,766
NXP Semiconductors	67,920	6,003,449
Randstad	20,765	1,013,912
Royal Dutch Shell Class B	726,630	22,965,561
Unilever CVA	298,656	17,412,065
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Wolters Kluwer	56,250	$ 3,832,267
		115,452,061
New Zealand–0.23%
†a2 Milk	140,003	1,369,879
Auckland International Airport	182,380	1,011,772
Fisher & Paykel Healthcare	110,969	1,187,940
Fletcher Building	139,134	469,208
Meridian Energy	215,758	615,506
Ryman Healthcare	58,695	490,081
Spark New Zealand	403,509	1,045,241
		6,189,627
Norway–0.71%
Aker BP	20,676	737,352
DNB	189,878	3,497,512
Equinor	235,393	5,159,829
Gjensidige Forsikring	32,572	563,021
Marine Harvest	85,935	1,919,870
Norsk Hydro	274,794	1,117,533
Orkla	168,001	1,290,211
Schibsted Class B	15,002	537,466
Telenor	151,104	3,025,698
Yara International	31,230	1,279,647
		19,128,139
Portugal–0.16%
Energias de Portugal	486,724	1,914,967
Galp Energia	103,089	1,651,866
Jeronimo Martins	41,950	619,407
		4,186,240
Singapore–1.40%
Ascendas Real Estate Investment Trust	514,387	1,105,615
CapitaLand	533,300	1,438,923
CapitaLand Commercial Trust	572,156	819,751
CapitaLand Mall Trust	545,400	958,396
City Developments	90,100	602,989
ComfortDelGro	363,000	689,934
Dairy Farm International Holdings	64,700	543,146
DBS Group Holdings	343,195	6,406,376
Genting Singapore	1,017,800	782,914
Goldenri-Resources	1,199,480	247,989
Hongkong Land Holdings	231,000	1,644,177
Jardine Cycle & Carriage	22,288	535,360
Keppel	314,315	1,446,272

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Oversea-Chinese Banking	629,760	$ 5,148,649
SATS	113,200	427,780
Sembcorp Industries	151,000	284,790
Singapore Airlines	91,000	649,798
Singapore Exchange	135,000	729,764
Singapore Press Holdings	341,200	607,977
Singapore Technologies Engineering	338,800	936,915
Singapore Telecommunications	1,630,000	3,639,323
Suntec Real Estate Investment Trust	451,000	649,836
United Overseas Bank	262,985	4,906,617
UOL Group	77,051	396,120
Venture	52,300	694,870
Wilmar International	432,400	1,057,274
		37,351,555
South Africa–0.20%
Anglo American (London Stock Exchange)	201,612	5,392,388
		5,392,388
Spain–2.98%
ACS Actividades de Construccion y Servicios	53,716	2,361,456
Aena SME	13,671	2,463,390
Amadeus IT Group	83,847	6,720,243
Banco Bilbao Vizcaya Argentaria	1,296,765	7,409,499
Banco de Sabadell	1,084,927	1,081,365
Banco Santander	3,140,707	14,583,964
Bankia	208,766	541,292
Bankinter	120,397	917,633
CaixaBank	719,255	2,249,240
Enagas	49,153	1,430,963
Endesa	65,741	1,677,737
Ferrovial	103,056	2,414,959
Grifols	61,295	1,718,715
Iberdrola	1,196,294	10,503,181
Industria de Diseno Textil	207,489	6,100,475
Mapfre	181,469	500,205
Naturgy Energy Group	73,861	2,067,329
Red Electrica	88,653	1,889,786
Repsol	282,473	4,832,625
†Siemens Gamesa Renewable Energy	42,189	672,482
Telefonica	905,403	7,584,450
		79,720,989
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden–2.54%
Alfa Laval	61,046	$ 1,402,898
ArcelorMittal	124,542	2,527,496
Assaloy Class B	188,347	4,064,964
Atlas Copco Class A	132,458	3,563,255
Atlas Copco Class B	78,670	1,951,205
Boliden	56,006	1,596,117
Electrolux B	49,478	1,274,106
†Epiroc Class A	124,955	1,262,002
†Epiroc Class B	78,670	753,723
Essity Class B	121,674	3,511,305
Hennes & Mauritz Class B	167,727	2,798,233
Hexagon Class B	53,609	2,801,743
Husqvarna Class B	76,246	623,572
ICA Gruppen	14,943	599,926
Industrivarden Class C	25,640	537,685
Investor Class B	92,675	4,177,494
Kinnevik Class B	48,587	1,260,156
L E Lundbergforetagen Class B	12,752	403,860
Lundin Petroleum	31,520	1,067,330
Millicom International Cellular SDR	11,134	676,185
Nokian Renkaat	19,229	644,453
Sandvik	211,291	3,436,460
Securitas Class B	53,264	861,607
Skandinaviska Enskilda Banken Class A	304,068	2,634,116
Skanska Class B	66,792	1,214,727
SKF Class B	67,025	1,115,115
Svenska Handelsbanken Class A	304,811	3,218,192
Swedbank Class A	183,848	2,598,308
Swedish Match	31,779	1,621,454
Tele2 Class B	94,913	1,266,449
Telefonaktiebolaget LM Ericsson Class B	582,385	5,364,865
Telia	526,440	2,373,002
Volvo Class B	308,957	4,793,820
		67,995,823
Switzerland–8.85%
ABB	358,411	6,736,121
Adecco Group	32,946	1,759,466
Baloise Holding	10,323	1,706,139
Barry Callebaut	344	621,791
Chocoladefabriken Lindt & Spruengli	217	1,475,468
Chocoladefabriken Lindt & Spruengli Class R	21	1,642,882
Cie Financiere Richemont	100,136	7,305,249
†Clariant	32,362	681,176
†Credit Suisse Group	489,172	5,701,994

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†Dufry	7,390	$ 777,051
EMS-Chemie Holding	1,378	748,036
Geberit	7,433	3,040,024
Givaudan	1,869	4,783,763
†Julius Baer Group	45,310	1,832,888
Kuehne + Nagel International Class R	11,035	1,514,066
†LafargeHolcim	92,921	4,594,263
†Lonza Group	15,068	4,677,961
Nestle	596,258	56,853,446
Novartis	421,579	40,521,941
Pargesa Holding Bearer Shares	8,576	672,576
Partners Group Holding	3,523	2,562,850
Roche Holding	136,620	37,646,304
Schindler Holding	10,886	2,257,215
SGS	1,039	2,587,834
Sika	25,980	3,633,358
Sonova Holding	10,736	2,127,549
Straumann Holding Class R	2,227	1,820,571
Swatch Group	6,259	1,792,588
Swatch Group (Swiss Exchange)	12,067	668,163
Swiss Life Holding	6,604	2,909,723
†Swiss Prime Site	16,468	1,443,452
Swiss Re	58,119	5,680,849
Swisscom	5,241	2,564,266
†Temenos	11,525	1,700,345
†UBS Group (New York Shares)	741,828	9,001,000
Vifor Pharma	8,627	1,167,498
Zurich Insurance Group	29,130	9,643,095
		236,852,961
United Kingdom–16.03%
3i Group	197,413	2,531,505
Admiral Group	35,605	1,007,125
Antofagasta	66,393	835,334
Ashtead Group	90,054	2,177,021
Associated British Foods	71,759	2,281,791
AstraZeneca	245,581	19,602,615
Auto Trader Group	168,540	1,146,306
Aviva	784,045	4,216,147
Babcock International Group	41,546	267,310
BAE Systems	650,490	4,088,826
Barclays	3,281,284	6,609,386
Barratt Developments	208,017	1,624,887
Berkeley Group Holdings	22,114	1,063,128
BHP Group	406,359	9,804,202
BP	3,953,046	28,704,938
British American Tobacco	367,200	15,318,777
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
British American Tobacco ADR	78,459	$ 3,273,310
British Land	192,836	1,480,523
BT Group	1,699,842	4,938,582
Bunzl	68,569	2,263,192
Burberry Group	75,187	1,916,266
Carnival (London Stock Exchange)	32,423	1,602,595
Centrica	1,041,992	1,552,149
†Coca-Cola European Partners	44,629	2,300,327
†Coca-Cola HBC	38,089	1,298,804
Compass Group	302,014	7,105,904
ConvaTec Group	297,544	549,019
Croda International	28,066	1,843,872
DCC	18,319	1,585,024
Diageo	470,210	19,241,952
Direct Line Insurance Group	242,254	1,114,422
easyJet	26,750	389,711
Experian	181,040	4,899,913
Ferguson	43,422	2,765,592
†Fiat Chrysler Automobiles	214,521	3,204,019
Fresnillo	36,441	412,982
G4S	261,232	625,117
GlaxoSmithKline	961,435	19,974,564
†Glencore	2,208,496	9,152,353
GVC Holdings	103,717	756,159
Hammerson	133,317	583,633
Hargreaves Lansdown	54,465	1,323,160
HSBC Holdings (London Shares)	3,893,153	31,635,169
Imperial Brands	182,165	6,231,348
Informa	239,337	2,320,857
InterContinental Hotels Group PLC	35,178	2,117,099
Intertek Group	32,884	2,083,176
Investec	139,504	803,901
ITV	712,834	1,181,125
J Sainsbury	333,823	1,024,388
John Wood Group	132,407	875,214
Johnson Matthey	38,061	1,560,846
Kingfisher	436,260	1,337,885
Land Securities Group	151,148	1,799,562
Legal & General Group	1,127,791	4,047,216
Lloyds Banking Group	14,035,492	11,371,234
London Stock Exchange Group	59,003	3,649,689
Marks & Spencer Group	337,057	1,223,272
Meggitt	130,524	855,654
Melrose Industries	909,169	2,171,588
Merlin Entertainments	119,494	534,912

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Micro Focus International ADR	88,542	$ 2,283,498
Mondi	75,020	1,661,176
National Grid	651,315	7,229,807
Next	27,365	1,988,501
NMC Health	19,900	593,154
Pearson	161,264	1,759,341
Persimmon	63,027	1,782,756
Prudential	499,565	10,014,015
Reckitt Benckiser Group	129,420	10,770,666
RELX (London Stock Exchange)	378,101	8,091,086
Rio Tinto	222,126	12,910,634
†Rolls-Royce Holdings	344,246	4,054,046
Royal Bank of Scotland Group	917,324	2,953,845
Royal Dutch Shell Class A	875,057	27,499,466
Royal Mail	151,527	470,839
RSA Insurance Group	210,221	1,391,162
Sage Group	210,171	1,920,932
Schroders	23,299	820,420
Segro	215,525	1,891,890
Severn Trent	41,713	1,074,274
Smith & Nephew	175,979	3,494,774
Smiths Group	81,390	1,523,032
SSE	209,519	3,241,638
St James's Place	92,031	1,233,321
Standard Chartered	536,300	4,133,982
Standard Lifeerdeen	472,946	1,625,529
Taylor Wimpey	674,538	1,542,801
Tesco	1,884,946	5,704,779
TUI	77,915	747,308
Unilever	218,970	12,604,480
United Utilities Group	133,977	1,422,925
Vodafone Group	5,112,567	9,316,366
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Weir Group	46,598	$ 947,104
Whitbread	37,636	2,490,606
Wm Morrison Supermarkets	392,650	1,164,823
WPP	232,374	2,454,811
		429,066,364
Total Common Stock (Cost $2,190,509,675)		2,634,345,860
PREFERRED STOCKS–0.51%
Germany–0.51%
Bayerische Motoren Werke 6.05%	10,228	673,337
FUCHS PETROLUB 2.36%	12,670	523,014
Henkel & Co. 2.08%	36,178	3,696,466
Porsche Automobil Holding 2.84%	30,053	1,885,900
Sartorius	6,807	1,169,834
Volkswagen 2.56%	36,092	5,690,081
Total Preferred Stocks (Cost $12,779,252)		13,638,632

MONEY MARKET FUND–0.13%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.39%)	3,593,082	3,593,082
Total Money Market Fund (Cost $3,593,082)		3,593,082

TOTAL INVESTMENTS–99.07% (Cost $2,206,882,009)	2,651,577,574
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.93%	24,852,483
NET ASSETS APPLICABLE TO 292,955,404 SHARES OUTSTANDING–100.00%	$2,676,430,057

Δ Securities have been classified by country of origin.
† Non-income producing.
□ Securities listed and traded on the Hong Kong Stock Exchange.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
321	E-mini MSCI EAFE Index	$29,955,720	$29,550,031	6/21/19	$405,689	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
CDI–Chess Depository Interest
ADR–American Depositary Receipt
FDR–Fiduciary Depositary Receipt
REIT–Real Estate Investment Trust
RSP–Risparmio Italian Savings Shares
CVA–Dutch Certificate
IT–Information Technology
SDR–Swedish Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
See accompanying notes.
LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA International Index Fund–13

LVIP SSGA International Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$3,871,975	$180,254,737	$—	$184,126,712
Austria	—	6,469,887	—	6,469,887
Belgium	—	26,789,252	—	26,789,252
China	818,400	522,249	—	1,340,649
Denmark	3,982,506	44,203,970	—	48,186,476
Finland	1,141,816	29,565,387	—	30,707,203
France	12,573,282	281,723,572	—	294,296,854
Germany	5,624,988	207,762,933	—	213,387,921
Hong Kong	2,763,132	102,954,302	—	105,717,434
Ireland	6,221,786	9,222,129	—	15,443,915
Israel	4,731,685	9,841,238	—	14,572,923
Italy	—	57,494,473	—	57,494,473
Japan	1,050,908	632,927,574	497,532	634,476,014
Netherlands	6,003,449	109,448,612	—	115,452,061
New Zealand	—	6,189,627	—	6,189,627
Norway	537,466	18,590,673	—	19,128,139
Portugal	—	4,186,240	—	4,186,240
Singapore	—	37,351,555	—	37,351,555
South Africa	—	5,392,388	—	5,392,388
Spain	—	79,720,989	—	79,720,989
Sweden	—	67,995,823	—	67,995,823
Switzerland	1,642,882	235,210,079	—	236,852,961
United Kingdom	5,556,808	423,509,556	—	429,066,364
Preferred Stocks	—	13,638,632	—	13,638,632
Money Market Fund	3,593,082	—	—	3,593,082
Total Investments	$60,114,165	$2,590,965,877	$497,532	$2,651,577,574
Derivatives:

Assets:
Futures Contracts	$405,689	$—	$—	$405,689
During the period ended March 31, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA International Index Fund–14